Earnings Per Share - Summary of Earnings and Weighted Average Number of Ordinary Shares used in Calculation of Basic Earnings per Share (Detail) - ARS ($)
$ / shares in Units, shares in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Profit attributable to the owners of the parent company used in the calculation of earnings per share – basic and diluted	$ 3,839,189	$ 2,768,786	$ 5,399,178
Weighted average number of ordinary shares for purposes of basic and diluted earnings per share	596,026	596,026	571,026
Basic and diluted earnings per share	$ 6.4413	$ 4.6454	$ 9.4552